PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya Small Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95 .8%
Consumer Discretionary : 15 .3%
100,823
(1)
Boot Barn Holdings,
Inc.
$ 9,326,128
1 .1
233,836
(1)
Cava Group, Inc.
13,658,361
1 .6
169,581
Churchill Downs, Inc.
20,666,836
2 .4
119,415
(1)
Dave & Buster's
Entertainment, Inc.
7,372,682
0 .9
221,577
(1)
Dutch Bros, Inc.
- Class A
6,454,538
0 .7
39,159
(1)
Five Below, Inc.
7,858,428
0 .9
67,590
(1)
Kura Sushi USA, Inc.
- Class A
6,423,078
0 .7
185,145
(1)
Modine Manufacturing
Co.
16,609,358
1 .9
125,542
Patrick Industries, Inc.
15,057,507
1 .8
224,634
(1)
Skyline Champion
Corp.
18,822,083
2 .2
82,645  Strategic Education,
Inc.
9,156,240
1 .1
131,405,239
15 .3
Energy : 3 .9%
593,943
(1)
Helix Energy Solutions
Group, Inc.
5,345,487
0 .6
42,273  Matador Resources
Co.
2,669,540
0 .3
329,454  Northern Oil and Gas,
Inc.
11,771,391
1 .4
615,674  Patterson-UTI Energy,
Inc.
7,123,348
0 .8
65,837
(1)
Weatherford
International PLC
6,755,535
0 .8
33,665,301
3 .9
Financials : 5 .9%
76,388  FirstCash Holdings,
Inc.
8,746,426
1 .0
127,183
HCI Group, Inc.
12,415,604
1 .4
65,891
(1)
Palomar Holdings, Inc.
5,016,941
0 .6
70,562
Piper Sandler Cos.
13,284,708
1 .6
306,732
(1)
Skyward Specialty
Insurance Group, Inc.
11,223,324
1 .3
50,687,003
5 .9
Health Care : 18 .6%
180,134
(1)
10X Genomics, Inc.
- Class A
8,401,450
1 .0
87,310
(1)
ACADIA
Pharmaceuticals, Inc.
2,029,084
0 .2
95,239
(1)
Alkermes PLC
2,827,646
0 .3
171,079
(1)
Amicus Therapeutics,
Inc.
2,193,233
0 .3
25,439
(1)
Arcellx, Inc.
1,674,395
0 .2
65,816
(1)
Arrowhead
Pharmaceuticals, Inc.
2,112,694
0 .2
32,092
(1)
Blueprint Medicines
Corp.
3,001,244
0 .4
51,933
(1)
Bridgebio Pharma, Inc.
1,773,512
0 .2
54,226
(1)
Cytokinetics, Inc.
3,917,286
0 .5
77,684
(1)
Denali Therapeutics,
Inc.
1,536,589
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
70,359
Ensign Group, Inc.
$ 8,789,246
1 .0
246,379
(1)
Evolent Health, Inc.
- Class A
8,354,712
1 .0
74,377
(1)
Halozyme
Therapeutics, Inc.
2,960,948
0 .3
122,846
(1)
Inari Medical, Inc.
5,665,658
0 .7
70,912
(1)
Insmed, Inc.
1,965,681
0 .2
53,508
(1)
Intra-Cellular
Therapies, Inc.
3,719,876
0 .4
14,152
(1)
Krystal Biotech, Inc.
2,256,819
0 .3
18,287
(1)
Medpace Holdings,
Inc.
7,269,448
0 .8
95,255
(1)
Merit Medical Systems,
Inc.
7,258,431
0 .8
291,733
(1)
Natera, Inc.
25,231,987
2 .9
259,712
(1)
Option Care Health,
Inc.
8,380,906
1 .0
42,008
(1)
Repligen Corp.
8,149,132
1 .0
65,868
(1)
Revolution Medicines,
Inc.
1,941,789
0 .2
34,605
(1)
Rhythm
Pharmaceuticals, Inc.
1,502,549
0 .2
325,014  Select Medical
Holdings Corp.
8,850,131
1 .0
47,202
(1)
SpringWorks
Therapeutics, Inc.
2,325,171
0 .3
134,131
(1)
Tenet Healthcare Corp.
12,474,183
1 .5
53,324
(1)
Vaxcyte, Inc.
3,936,378
0 .5
31,625
(1)
Vericel Corp.
1,444,630
0 .2
92,045
(1)
Viking Therapeutics,
Inc.
7,092,067
0 .8
159,036,875
18 .6
Industrials : 15 .8%
23,795
(1)
CACI International, Inc.
- Class A
8,919,556
1 .0
121,358
(1)
Casella Waste
Systems, Inc. - Class A
10,934,356
1 .3
70,712
(1)
Chart Industries, Inc.
10,101,916
1 .2
54,070
(1)
Clean Harbors, Inc.
9,846,147
1 .1
217,077
(1)
Construction Partners,
Inc. - Class A
10,437,062
1 .2
205,298
Flowserve Corp.
8,688,211
1 .0
259,731
FTAI Aviation Ltd.
14,620,258
1 .7
97,739
(1)
Kirby Corp.
8,573,665
1 .0
259,247
Marten Transport Ltd.
4,886,806
0 .6
70,533
(1)
MYR Group, Inc.
11,458,791
1 .3
73,844
(1)
NV5 Global, Inc.
7,510,673
0 .9
18,863
(1)
Saia, Inc.
10,853,770
1 .3
121,560
(1)
Trex Co., Inc.
11,154,346
1 .3
186,877  Werner Enterprises,
Inc.
7,501,243
0 .9
135,486,800
15 .8
Information Technology : 31 .5%
166,825
(1)
Agilysys, Inc.
12,978,985
1 .5
936,635
(1)
Applied Digital Corp.
3,887,035
0 .4
35,238
(1)
Axcelis Technologies,
Inc.
3,970,265
0 .5

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
2
Voya Small Cap Growth Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
417,030
(1)
Clearwater Analytics
Holdings, Inc. - Class A
$ 7,181,257
0 .8
338,528
(1)
Couchbase, Inc.
9,505,866
1 .1
34,361
(1)
CyberArk Software Ltd.
9,063,057
1 .1
451,517
(1)
ExlService Holdings,
Inc.
14,051,209
1 .6
151,294
(1)
FormFactor, Inc.
6,510,181
0 .8
52,606
(1)
Globant SA
11,740,081
1 .4
100,331
(1)
Guidewire Software,
Inc.
11,973,502
1 .4
217,604  Kulicke & Soffa
Industries, Inc.
10,362,302
1 .2
48,745
Littelfuse, Inc.
11,613,009
1 .4
75,439
Maximus, Inc.
6,311,227
0 .7
136,038  Napco Security
Technologies, Inc.
6,125,791
0 .7
49,035
(1)
Onto Innovation, Inc.
9,030,286
1 .1
109,184  Power Integrations,
Inc.
7,802,289
0 .9
199,126
(1)
Rambus, Inc.
11,796,224
1 .4
242,304
(1)
SentinelOne, Inc.
- Class A
6,825,704
0 .8
153,179  Silicon Motion
Technology Corp.,
ADR
10,843,541
1 .3
103,284
(1)
SiTime Corp.
9,553,770
1 .1
190,059
(1)
Smartsheet, Inc.
- Class A
8,022,390
0 .9
182,823
(1)
Sprout Social, Inc.
- Class A
11,302,118
1 .3
22,605
(1)
Super Micro Computer,
Inc.
19,578,643
2 .3
244,581
(1)
Tenable Holdings, Inc.
11,779,021
1 .4
435,918
(1)
Tower Semiconductor
Ltd.
14,332,984
1 .7
70,435  Universal Display
Corp.
12,285,273
1 .4
306,405
(1)
Veeco Instruments,
Inc.
11,094,925
1 .3
269,520,935
31 .5
Materials : 4 .8%
385,417
(1)
Aspen Aerogels, Inc.
6,621,464
0 .8
131,206
HB Fuller Co.
10,434,813
1 .2
73,036
Innospec, Inc.
9,076,184
1 .1
342,165
(1)
Summit Materials, Inc.
- Class A
14,613,867
1 .7
40,746,328
4 .8
Total Common Stock
(Cost $638,374,047)
820,548,481
95 .8
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1 .5%
132,973  SPDR S&P Biotech
ETF
$ 13,087,202
1 .5
Total Exchange-Traded
Funds
(Cost $10,049,859)
13,087,202
1 .5
Total Long-Term
Investments
(Cost $648,423,906)
833,635,683
97 .3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3 .0%
Mutual Funds : 3 .0%
25,258,000
(2)
Goldman Sachs
Financial Square
Government Fund,
Institutional Class,
5.190%
(Cost $25,258,000) $ 25,258,000 3 .0
Total Short-Term
Investments
(Cost $25,258,000)
25,258,000
3 .0
Total Investments in
Securities
(Cost $673,681,906) $ 858,893,683 100 .3
Liabilities in Excess
of Other Assets (2,944,529) (0.3)
Net Assets $ 855,949,154 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of February 29, 2024.

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
3
Voya Small Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Common Stock* $ 820,548,481 $ — $ — $ 820,548,481
Exchange-Traded Funds 13,087,202 — — 13,087,202
Short-Term Investments 25,258,000 — — 25,258,000
Total Investments, at fair value $ 858,893,683 $ — $ — $ 858,893,683
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 194,324,619
Gross Unrealized Depreciation (9,112,842)
Net Unrealized Appreciation $ 185,211,777